Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Minimum annual contribution percent per employee	1.00%
Maximum annual contribution percent per employee	25.00%
Maximum employer match as percent of employee contribution	50.00%
Maximum match from employer as a percent of participants' salary	3.00%
Rate of discrentionary employer contributions (in dollars per qualified hour)	0.30
Minimum eligibility period	90 days
Period to be fully vested	6 years
Contributions, net of forfeitures	$ 2,400,000	$ 612,000
Deferred Compensation Arrangements [Abstract]
Percent of employee salary eligible for deferral	100.00%
Participant contributions, net of withdrawals and changes in fair value of investments	$ 7,400,000	$ 493,000	$ 761,000